CASH GENERATED FROM OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Profit before taxation	$ 489	$ 958	$ 1,627	[1]
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	6	0	0
Amortisation of tangible and right of use assets (note 4)	632	474	573
Amortisation of intangible assets (note 4)	1	3	2
Finance costs and unwinding of obligations (note 6)	149	116	177	[1]
Environmental, rehabilitation, silicosis and other provisions	(85)	(20)	(50)
Impairment and derecognition of assets	308	7	1
Profit on sale of assets	(8)	(22)	(2)
Other expenses (income)	9	61	51
Interest income	(81)	(58)	(27)
Share of associates and joint ventures’ (profit) loss (note 7)	(166)	(249)	(278)
Other non-cash movements	127	30	30
Movements in working capital	(137)	53	(238)
Cash generated from operations	1,244	1,353	1,866	[2]
(Increase) decrease in inventories	(54)	58	(83)
Increase in trade, other receivables and other assets	(149)	(49)	(163)
Increase in trade, other payables and provisions	66	44	8
Movements in working capital	$ (137)	$ 53	$ (238)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.